(PIMCO Worldwide Fundamental Advantage TR Strategy Fund)
PIMCO Funds

Supplement Dated March 1, 2013 to the
PIMCO Worldwide Fundamental Advantage TR Strategy Fund Class A, Class C and Class R
Prospectus and PIMCO Worldwide Fundamental Advantage TR Strategy Fund Institutional Class,
Class P, Administrative Class and Class D Prospectus,
each dated September 5, 2012, as supplemented from time to time (each a "Prospectus")

Disclosure Related to the PIMCO Worldwide Fundamental Advantage TR Strategy Fund
(the "Fund")

Effective immediately, the fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).